Other Operating Income and (Expenses), Net - Summary of Other Operating Income and (Expenses), Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Other Operating Income and Expenses Net [Line Items]
Other operating income and (expenses), net	$ 639	$ (1,025)	$ 1,296	$ (57)